PREPAYMENT AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Apr. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS, NET	As of April 30, 2026, 2025 and 2024, prepayment and other current assets, net consisted of the following:
	2026	2025	2024
Deposits	$-	$7,115	$-
Prepayments	-	2,372	-
Total	$-	$9,487	$-